Segment Reporting (Tables)	6 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
Schedule of Segment Reporting Information about Company

The table below provides information about the Company’s segment

	For the Six months Ended March 31,
	2026	2025
Revenue
-Virtual technology service	$27,102,442	$15,036,110
-Digital asset development and others	7,932,537	11,692,944
-Sales of digital asset	4,897,350	—

Cost of revenue	31,423,088	14,926,118

Operating expenses:
General and administrative	5,597,888	4,229,947
Selling & Distribution expense	735,970	78,369
Research and development expenses	14,444,400	5,808,899
Impairment loss of intangible assets	38,438,830	—
Total operating expenses	59,217,088	10,117,215

Income before income taxes	(50,590,568)	5,323,820
Income tax expense	69,168	284,284
Net (loss) income	$(50,659,736)	$5,039,536